Related party transactions - Transactions with Related Parties (Details) - Joint venture - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Trade and other receivables	$ 1,415	$ 0
Investments	676	1,185
Trade and other payables	0	1,005
Deferred revenue	2,973	15,501
Revenues	30,916	4,389
Purchases	$ 0	$ 0